Risk management - Schedule of leverage capital and ratios (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Risk Management [Abstract]
Level 1 Capital	€ 94,385	€ 90,170	€ 85,742
Exposure	€ 1,924,349	€ 1,885,572	€ 1,826,922
Leverage Ratio	4.90%	4.78%	4.69%